UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2014

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust

The fund's portfolio
1/31/14 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN — Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (142.3%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.2%)

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 5.8s, 5/1/34	BBB	$750,000	$774,053

			774,053
Arizona (4.4%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	BB-/P	3,025,000	2,724,860

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa1	1,500,000	1,527,510

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	2,125,000	2,157,300

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	2,400,000	2,678,375

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds
Ser. A, 5s, 7/1/40	A1	1,000,000	1,019,150
(Sr. Lien), 5s, 7/1/32	Aa3	1,000,000	1,048,120
(Sr. Lien), 5s, 7/1/31	Aa3	1,735,000	1,833,583

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa1	800,000	818,200
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,550,000	1,459,263

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	500,000	535,395

Salt River Agricultural Impt. & Pwr. Dist. Rev. Bonds, Ser. A, 5s, 12/1/31	Aa1	3,000,000	3,304,110

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5 1/2s, 12/1/29	A-	1,350,000	1,508,058

Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU Foundation), AMBAC, 5s, 7/1/28	AA/P	500,000	500,045

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s, 7/1/39	Baa1	1,000,000	1,092,470

			22,206,439
California (30.3%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/32	BBB+/F	550,000	542,168

ABC Unified School Dist. G.O. Bonds, Ser. B, FGIC, zero %, 8/1/20	Aa3	1,500,000	1,236,450

Alameda, Corridor Trans. Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 10/1/29	AA-	1,250,000	1,354,450

Bay Area Toll Auth. of CA Rev. Bonds
(San Francisco Bay Area), Ser. F-1, 5s, 4/1/39	AA	2,500,000	2,594,700
(Toll Bridge), Ser. S-4, 5s, 4/1/33	A1	1,200,000	1,284,528

Burbank, Unified School Dist. G.O. Bonds (Election of 1997), Ser. C, NATL, FGIC, zero %, 8/1/23	AA-	1,000,000	704,870

CA Edl. Fac. Auth. Rev. Bonds
(Claremont Graduate U.), Ser. A, 5s, 3/1/42	Baa1	2,000,000	1,955,640
(U. of the Pacific), 5s, 11/1/21	A2	1,500,000	1,586,820
(Loyola-Marymount U.), NATL, zero %, 10/1/21	A2	1,300,000	981,123

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.)
Ser. E, 4.8s, 8/1/37	A-	5,000,000	4,717,599
Ser. K, 4 5/8s, 8/1/26	A-	2,500,000	2,473,125

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa2	1,800,000	1,764,684

CA Muni. Fin. Auth. Rev. Bonds (Biola U.), 5s, 10/1/42	Baa1	500,000	494,705

CA Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.1s, 6/1/40	A	3,500,000	3,562,160
(Pacific Gas & Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3	2,500,000	2,588,350

CA Poll. Control Fin. Auth. Solid Waste Disp. FRB (Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	A-	850,000	877,124

CA Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	A-	1,000,000	1,005,450

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	12,000,000	14,495,040
5 1/2s, 3/1/40	A1	7,450,000	8,173,097
5s, 4/1/42	A1	4,000,000	4,171,120
5s, 10/1/29	A1	3,000,000	3,230,550

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A2	1,000,000	1,179,160
Ser. A-1, 6s, 3/1/35	A2	1,600,000	1,835,904
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A2	1,575,000	1,641,875
(Capital Projects), Ser. A, 5s, 4/1/29	A2	2,000,000	2,155,220

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB+	2,575,000	2,580,794

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	2,000,000	2,120,720
(Sutter Hlth.), Ser. A, 5s, 11/15/43	Aa3	2,485,000	2,494,021

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	770,000	754,115

Chula Vista COP, NATL, 5s, 8/1/32	AA-	4,000,000	4,014,880

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas), Ser. B, 5s, 12/1/27	Aa2	1,915,000	1,995,239

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5s, 8/1/40	Aaa	2,250,000	2,388,375

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A
6s, 1/15/53	BBB-	1,500,000	1,513,350
zero %, 1/1/28 (Escrowed to maturity)	Aaa	10,000,000	6,155,600

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.3s, 6/1/37	B3	1,000,000	754,790
Ser. A-1, 5s, 6/1/33	B3	100,000	76,708
(Enhanced Asset), Ser. A, 5s, 6/1/30	A2	500,000	518,060
(Enhanced Asset), Ser. A, 5s, 6/1/29	A2	1,400,000	1,466,864

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. D, 5s, 5/15/40	AA	3,500,000	3,662,715

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 4 1/2s, 1/1/27	A	600,000	603,948

M-S-R Energy Auth. Rev. Bonds, Ser. B, 6 1/2s, 11/1/39	A-	3,000,000	3,677,280

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA	6,000,000	6,884,340

North Natomas, Cmnty. Fac. Special Tax Bonds (Dist. No. 4), Ser. E, 5s, 9/1/30	BBB+	1,250,000	1,294,200

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election of 2012), 6 5/8s, 8/1/38	BBB/P	500,000	552,860

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (Ladera Ranch - No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	900,000	901,332

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lanes), 5s, 8/15/30	A1	635,000	681,247

Port of Oakland, Rev. Bonds (Sr. Lien), Ser. P, 5s, 5/1/26	A+	4,000,000	4,345,439

Redwood City, Elementary School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/21	A+	1,990,000	1,602,846

Sacramento Cnty., Arpt. Syst. Rev. Bonds, 5s, 7/1/40	A	1,350,000	1,370,628

Sacramento, Special Tax Bonds (North Natomas Cmnty. Fac.), Ser. 97-01, 5s, 9/1/20	BB+/P	1,195,000	1,198,430

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.), Ser. 97-01
5s, 9/1/29	BB+/P	1,180,000	1,171,138
5s, 9/1/18	BB+/P	1,030,000	1,034,347

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox)
5s, 3/1/42	A2	2,110,000	2,115,781
5s, 3/1/20	A2	500,000	581,015

San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A, NATL, 6 1/2s, 8/1/17	A	3,130,000	3,232,821

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. A, 5s, 7/1/40	A2	3,750,000	3,823,913

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C
zero %, 7/1/40	Aa3	5,000,000	1,208,750
zero %, 7/1/38	Aa3	5,000,000	1,375,100

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, 5s, 5/1/28	A1	575,000	626,359

San Juan, Unified School Dist. G.O. Bonds, AGM, zero %, 8/1/19	Aa2	1,000,000	872,050

Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds, Ser. A, 5s, 12/1/35	A+	150,000	155,624

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A, 6 1/4s, 10/1/40	A-	875,000	956,489

Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds, 7.65s, 8/1/21	B+/P	495,000	495,802

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5 7/8s, 1/1/29	A+	1,585,000	1,776,785

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	A+	4,000,000	4,085,880

U. of CA, Rev. bonds, Ser. AF, 5s, 5/15/36(T)	AA	9,000,000	9,742,095

			153,468,642
Colorado (1.4%)

CO Hsg. & Fin. Auth. Rev. Bonds (Single Family Mtge.), Ser. A-3, Class III, 5 1/4s, 5/1/33	A2	490,000	500,221

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	325,000	331,058
(Evangelical Lutheran Good Samaritan Society), 5 5/8s, 6/1/43	A3	600,000	618,600
(Evangelical Lutheran Good Samaritan Society), 5s, 12/1/33	A3	1,650,000	1,641,667
(Evangelical Lutheran), 5s, 6/1/29	A3	850,000	851,972

Denver City & Cnty., Arpt. Rev. Bonds
(Sub. Syst.), Ser. A, 5 1/2s, 11/15/31	A2	950,000	1,026,751
Ser. A, 5s, 11/15/28	A1	550,000	582,819

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. C1, NATL, 5 1/2s, 9/1/24	A	1,250,000	1,302,513

			6,855,601
Delaware (0.4%)

DE State Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr.), 5.4s, 2/1/31	BBB+	1,100,000	1,174,294

DE State Hsg. Auth. Rev. Bonds (Single Family Mtge.), Ser. B, zero %, 1/1/40	A3	4,475,000	781,111

			1,955,405
District of Columbia (1.4%)

DC Rev. Bonds (Howard U.), Ser. A, 6 1/2s, 10/1/41	A-	3,000,000	3,265,770

DC U. Rev. Bonds (Gallaudet U.), 5 1/2s, 4/1/34	A+	1,000,000	1,067,470

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(First Sr. Lien), Ser. A, 5s, 10/1/39	A2	2,000,000	2,047,320
(Metrorail), Ser. A, zero %, 10/1/37	Baa1	3,700,000	849,113

			7,229,673
Florida (4.8%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39	A3	3,000,000	3,299,460

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. Q-2, 5s, 10/1/32	A1	1,100,000	1,122,396

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26	BBB	2,500,000	2,500,175

FL State Board of Ed. G.O. Bonds (Capital Outlay 2011), Ser. F, 5s, 6/1/30	AAA	1,000,000	1,103,580

FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 10/1/31	A2	1,700,000	1,778,829

Jacksonville, Port Auth. Rev. Bonds, 5s, 11/1/38	A2	600,000	605,028

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	340,000	343,172

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	2,500,000	2,709,199

Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s, 10/1/40	Aa3	1,500,000	1,550,475

Miami-Dade Cnty., Aviation Rev. Bonds
(Miami Intl. Arpt.), Ser. A-1, 5 3/8s, 10/1/41	A2	3,000,000	3,112,650
Ser. A, 5s, 10/1/29	A2	1,000,000	1,028,950

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/40	A3	1,000,000	1,024,720

Orlando & Orange Cnty., Expressway Auth. Rev. Bonds, AGM, 5s, 7/1/25	AA-	500,000	558,825

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	1,000,000	1,017,440

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s, 5/1/28	Aa3	1,500,000	1,548,975

Tampa-Hillsborough Cnty., Expressway Auth. Rev. Bonds, Ser. A, 5s, 7/1/28	A	760,000	824,501

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.4s, 5/1/37	CCC/P	420,000	400,466

			24,528,841
Georgia (3.3%)

Atlanta, Arpt. Rev. Bonds
Ser. C, 5 7/8s, 1/1/24	A1	500,000	589,385
(Hartsfield-Jackson Intl. Arpt.), Ser. A, 5s, 1/1/35	A1	1,250,000	1,297,800

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	Aa3	4,500,000	5,143,095

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2	1,350,000	1,391,040

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Care), Ser. B, 5 1/4s, 2/15/45	A+	6,500,000	6,678,814

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	1,400,000	1,408,162

			16,508,296
Guam (0.1%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5s, 10/1/30	AA-	300,000	313,263

			313,263
Illinois (8.8%)

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2	4,000,000	4,286,439
Ser. C, 5 3/8s, 1/1/39	A2	1,250,000	1,270,713
Ser. C, 5 1/4s, 1/1/28	A2	1,320,000	1,381,076
Ser. C, 5 1/4s, 1/1/27	A2	2,125,000	2,240,791
(Passenger Fac. Charge), Ser. B, 5s, 1/1/24	A2	2,500,000	2,688,975

Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. A, NATL, zero %, 1/1/24	AA-	1,600,000	1,065,168

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	2,500,000	2,726,250
(IL Rush U. Med. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,425,000	1,573,898
(IL Rush U. Med. Ctr.), Ser. D, 6 5/8s, 11/1/39	A2	1,490,000	1,645,690
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	3,000,000	3,076,320
(Alexian), Ser. A, AGM, 5 1/4s, 1/1/22	A2	3,775,000	4,009,088

IL State G.O. Bonds
5s, 3/1/34	A3	750,000	758,415
5s, 8/1/21	A3	750,000	846,720

Kendall & Kane Cntys., Cmnty. United School Dist. G.O. Bonds (No. 115 Yorkville), NATL, FGIC, zero %, 1/1/21	Aa3	1,075,000	847,681

Lake Cnty., Cmnty. Construction School Dist. G.O. Bonds (No. 073 Hawthorn), NATL, FGIC
zero %, 12/1/21	AA+	1,805,000	1,382,323
zero %, 12/1/21 (Escrowed to maturity)	AA+	145,000	119,667
zero %, 12/1/20	AA+	1,495,000	1,212,804
zero %, 12/1/20 (Escrowed to maturity)	AA+	155,000	133,688

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/30	AAA	15,000,000	6,260,550

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	4,150,000	4,646,921

Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A, NATL
zero %, 4/1/25	A	1,870,000	1,094,455
zero %, 4/1/21	A	1,880,000	1,392,422

			44,660,054
Indiana (2.6%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s, 10/15/21	A3	180,000	208,170

IN State Fin. Auth. Rev. Bonds
(U.S. Steel Corp.), 6s, 12/1/26	BB-	500,000	507,820
(BHI Sr. Living), 5 3/4s, 11/15/41	BBB+/F	1,000,000	1,009,879
(Duke Energy Ind.), Ser. C, 4.95s, 10/1/40	A1	4,000,000	4,066,800

IN State Fin. Auth. VRDN, Ser. A-2, 0.06s, 2/1/37	VMIG1	3,100,000	3,100,000

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa1	1,375,000	1,492,439
NATL, 5.6s, 11/1/16	A	1,550,000	1,664,003

U. Southern IN Rev. Bonds (Student Fee), Ser. J, AGO, 5 3/4s, 10/1/28	AA-	1,000,000	1,147,070

			13,196,181
Kentucky (0.3%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	1,000,000	1,034,789

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U., Inc.), Ser. A, 6s, 5/1/38	Baa3	290,000	299,254

			1,334,043
Louisiana (0.6%)

Lafayette, Util. Rev. Bonds, 5s, 11/1/28	A1	3,000,000	3,286,439

			3,286,439
Maine (0.4%)

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26	B2	1,950,000	1,958,248

			1,958,248
Maryland (0.3%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A	650,000	762,535

MD State Indl. Dev. Fin. Auth. Rev. Bonds (Synagro-Baltimore), Ser. A, 5 1/2s, 12/1/15	BBB+/F	500,000	514,710

			1,277,245
Massachusetts (7.1%)

MA State VRDN (Construction Loan), Ser. A, 0.04s, 3/1/26	VMIG1	2,200,000	2,200,000

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A+	2,500,000	2,591,624

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	575,000	667,564
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/26	B-/P	960,369	868,491
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5 3/4s, 7/15/43	Baa3	500,000	518,035
(Loomis Cmntys.), Ser. A, 5 3/4s, 1/1/28	BBB-	1,100,000	1,099,934
(Carleton-Willard Village), 5 5/8s, 12/1/30	A-	750,000	781,050
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	51,190	37,589
(Berklee College of Music), 5 1/4s, 10/1/41	A2	2,000,000	2,082,960
(Emerson College), Ser. A, 5s, 1/1/40	Baa1	4,000,000	3,982,560
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	254,614	1,581

MA State Dev. Fin. Agcy. Solid Waste Disp. (Dominion Energy Brayton), Ser. 1, 5 3/4s, 12/1/42 (Prerefunded 5/1/19)	BBB+	1,500,000	1,845,510

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), 5s, 2/1/36 (Prerefunded 8/1/16)	BBB+	1,000,000	1,106,960

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	B+	1,500,000	1,500,570
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28 (In default)(NON)	D/P	407,632	41
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	1,175,000	1,221,131
(Springfield College), 5 5/8s, 10/15/40	Baa1	550,000	570,114
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/26	A	700,000	766,255
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	3,250,000	3,374,573

MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35s, 12/1/42	Aa3	1,500,000	1,518,315
Ser. 162, FNMA Coll, FHLMC Coll., 2 3/4s, 12/1/41	Aa2	870,000	890,941

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5 1/8s, 7/1/41	A	2,855,000	2,953,469

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	2,500,000	2,718,525
5s, 7/1/41	A1	2,590,000	2,707,198

			36,004,990
Michigan (6.5%)

Detroit, G.O. Bonds, Ser. A-1, AMBAC, 5 1/4s, 4/1/24	Caa3	1,435,000	1,179,986

Detroit, Rev. Bonds, Ser. A, NATL, FGIC, 5s, 7/1/30	A	4,505,000	4,272,722

Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6s, 5/1/29	Aa2	1,000,000	1,070,190

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-	1,425,000	1,463,588

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	500,000	519,195

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A, 5s, 7/1/37	Aa3	1,765,000	1,854,009

MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 1/1/27	A2	1,900,000	2,018,351

MI State Fin. Auth. Rev. Bonds
(Revolving Fund-Clean Water), 5s, 10/1/31	AAA	1,500,000	1,644,390
(Unemployment Oblig. Assmt.), Ser. B, 5s, 7/1/22	Aaa	1,000,000	1,104,670

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,500,000	2,700,000
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A2	2,000,000	2,071,260
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A2	4,500,000	4,396,410
(Sparrow Hosp.), 5s, 11/15/31	A1	1,350,000	1,370,777

MI State Hsg. Dev. Auth. Rev. Bonds (Rental Hsg.), Ser. D, 3.95s, 10/1/37	AA	1,050,000	934,238

MI State Strategic Fund Ltd. Mandatory Put Bonds (6/2/14) (Dow Chemical), Ser. A-1, 6 3/4s, 12/1/28	Baa2	100,000	101,715

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Evangelical Homes of MI)
5 1/2s, 6/1/47	BB+/F	675,000	617,510
5 1/4s, 6/1/32	BB+/F	320,000	297,542

MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	1,650,000	1,985,198

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/34	B-	575,000	452,203

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa2	750,000	759,315

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5s, 12/1/21	A2	2,000,000	2,190,740

			33,004,009
Minnesota (1.5%)

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.05s, 11/15/35	VMIG1	1,700,000	1,700,000

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	995,000	1,020,542

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A2	3,500,000	3,586,869

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	1,150,000	1,172,172

			7,479,583
Mississippi (1.3%)

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	2,330,000	2,332,282

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	2,250,000	2,314,530

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	BBB	2,000,000	2,185,140

			6,831,952
Nebraska (1.0%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	A-	3,000,000	3,395,819

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 5/8s, 1/1/40	AA-/F	925,000	965,728

NE Pub. Pwr. Dist. Rev. Bonds, Ser. C, 5s, 1/1/25	A1	500,000	549,945

			4,911,492
Nevada (8.1%)

Clark Cnty., Ltd. Tax Bond, 5s, 6/1/33(T)	AA	28,290,000	29,721,204

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, NATL, FGIC, 5 1/8s, 7/1/26	A1	5,105,000	5,195,460

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Summerlin No. 151), 5s, 8/1/25	BB-/P	2,020,000	1,704,658

Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas Corp.), Ser. A, AMBAC, 5 1/4s, 7/1/34	A3	3,000,000	3,002,940

Henderson G.O. Bonds (Ltd. Tax -Swr.), NATL, FGIC, 5s, 6/1/29 (Prerefunded 12/1/14)	Aa2	1,000,000	1,039,240

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-17), 5s, 9/1/25	BB+/P	585,000	579,407

			41,242,909
New Jersey (7.4%)

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	2,750,000	2,799,528
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Ba1	1,500,000	1,460,415
(Holy Name Hosp.), 5s, 7/1/36	Baa2	5,000,000	4,894,250

NJ State Econ. Dev. Auth. Rev. Bonds
(Cigarette Tax), 5 3/4s, 6/15/29 (Prerefunded 6/15/14)	Aaa	5,000,000	5,101,050
5s, 6/15/26	Baa1	500,000	529,380
(Middlesex Wtr. Co., Inc.), Ser. A, 5s, 10/1/23	A	1,000,000	1,133,350

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A1	3,900,000	4,161,221
Ser. B, 5.6s, 11/1/34	A1	500,000	538,345

NJ State Edl. Fac. Auth. Rev. Bonds
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB/F	1,500,000	1,517,190
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/37	Baa2	1,000,000	1,005,210
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa2	500,000	514,400

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. 1A, 5s, 12/1/22	Aa2	2,500,000	2,655,500

NJ State Tpk. Auth. Rev. Bonds, Ser. B, 5s, 1/1/19	A+	750,000	874,658

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, zero %, 12/15/30	A1	13,000,000	5,634,850

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 4 3/4s, 6/1/34	B2	3,000,000	2,216,220

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	2,300,000	2,407,893

			37,443,460
New Mexico (0.2%)

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5s, 5/15/42	BBB-	1,460,000	1,258,723

			1,258,723
New York (10.2%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 7/8s, 7/1/40	B/P	320,000	323,210

Metro. Trans. Auth. Rev. Bonds, Ser. D
5s, 11/15/36	A2	2,000,000	2,074,180
5s, 11/15/29	A2	3,000,000	3,231,570

NY City, G.O. Bonds, Ser. F, 5s, 8/1/30	Aa2	3,320,000	3,606,582

NY City, Indl. Dev. Agcy. Special Fac. FRB (American Airlines - JFK Intl. Arpt.), 7 5/8s, 8/1/25	B+/P	2,000,000	2,199,100

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB	700,000	641,193

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. bonds 5s, 6/15/31(T)	AA+	10,000,000	10,883,078

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. GG, 5s, 6/15/43	AA+	2,000,000	2,082,320

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	A3	1,500,000	1,501,875

NY State Dorm Auth. Rev. Bonds, Ser. A, 5s, 3/15/43	AAA	4,000,000	4,227,600

NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm Fac.), Ser. A, 5s, 7/1/35	Aa2	1,000,000	1,063,510

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	1,800,000	1,745,640

NY State Dorm. Auth.Ser. C Rev bonds 5s, 3/15/31(T)	AAA	5,000,000	5,409,379

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	6,000,000	6,019,800

NY State, Dorm. Auth. Rev. Bonds (School Dists. Fin. Program), Ser. H, 5s, 10/1/21	Aa3	650,000	759,603

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term. - 6), NATL, 5.9s, 12/1/17	A	6,000,000	6,011,280

			51,779,920
North Carolina (1.7%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6 3/4s, 1/1/24	A-	1,000,000	1,187,410

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	805,000	836,113
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,000,000	1,004,710

NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. A, 5s, 1/1/30	A2	800,000	851,775

NC State Muni. Pwr. Agcy. No. 1 Catawba Elec. Rev. Bonds, Ser. B, 5s, 1/1/28	A2	1,400,000	1,524,712

U. of NC Syst. Pool Rev. Bonds, Ser. C, 5 1/2s, 10/1/34	A3	3,000,000	3,158,850

			8,563,570
North Dakota (—%)

ND State Hsg. Fin. Agcy. Rev. Bonds (Hsg. Fin.), Ser. B, 4.8s, 7/1/37	Aa1	150,000	150,075

			150,075
Ohio (8.3%)

American Muni. Pwr. - Ohio, Inc. Rev. Bonds
(Prairie State Energy Campus), Ser. A, 5 1/4s, 2/15/43	A1	1,000,000	1,033,280
(Prairie Street Energy Campus), Ser. A, 5 1/4s, 2/15/33	AA-	5,000,000	5,262,600

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-3, 6 1/4s, 6/1/37	B3	2,225,000	1,824,122
Ser. A-2, 5 7/8s, 6/1/30	B3	2,450,000	1,972,152
Ser. A-2, 5 3/4s, 6/1/34	B3	4,325,000	3,365,844

Cleveland, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 1/1/29	A-	500,000	515,450

Cleveland, Wtr. Rev. Bonds (2nd Lien), Ser. A, 5s, 1/1/27	Aa2	1,000,000	1,113,740

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/15/46	A-	2,500,000	2,505,800

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6s, 7/1/35	BBB-	1,125,000	1,140,480

Hickory Chase Cmnty. Auth. Rev. Bonds (Infrastructure Impt.), 7s, 12/1/38(F)	CCC/P	644,000	77,216

JobsOhio Beverage Syst. Rev. Bonds (Statewide Sr. Lien Liquor Profits), Ser. A, 5s, 1/1/38	AA	2,000,000	2,093,560

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	A3	3,100,000	3,254,876

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.8s, 12/1/38	Baa1	2,000,000	2,124,880

OH State Higher Edl. Fac. Comm. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39 (Prerefunded 1/15/15)	A	3,000,000	3,184,710
(Kenyon College), 5s, 7/1/44	A1	5,000,000	5,093,000

OH State Higher Edl. Fac. Comm. VRDN (Cleveland Clinic Foundation), Ser. B-4, 0.05s, 1/1/43	VMIG1	800,000	800,000

OH State Tpk. Comm. Rev. Bonds (Infrastructure), Ser. A-1
5 1/4s, 2/15/33	A1	225,000	243,828
5 1/4s, 2/15/32	A1	950,000	1,035,472

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	4,660,000	4,914,063

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, 5 3/4s, 12/1/32	BB/P	625,000	592,619

			42,147,692
Oregon (1.0%)

Keizer, Special Assmt. Bonds (Keizer Station), Ser. A, 5.2s, 6/1/31	A1	2,535,000	2,566,079

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), Ser. A, 5 1/4s, 12/1/26	BBB/F	1,040,000	1,066,208

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1	1,250,000	1,348,413

			4,980,700
Pennsylvania (5.4%)

Allegheny Cnty., G.O. Bonds, Ser. C-69, 5s, 12/1/25	AA-	1,000,000	1,092,320

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A
5s, 5/1/35	Baa2	400,000	372,720
5s, 5/1/32	Baa2	1,350,000	1,280,219

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (US Steel Corp.), 6 3/4s, 6/1/26	BB-	1,000,000	1,058,310

Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian Homes), Ser. A, 5s, 1/1/17	BBB+/F	830,000	846,915

Delaware River Joint Toll Bridge Comm. Rev. Bonds, Ser. A, 5s, 7/1/21	A2	600,000	694,230

Delaware River Port Auth. PA & NJ Rev. Bonds
Ser. D, 5s, 1/1/40	A	1,200,000	1,250,340
5s, 1/1/31	A	2,500,000	2,709,100

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5 1/2s, 3/15/38	BBB	725,000	741,516

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	1,000,000	1,025,240

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/29	AA-	1,000,000	1,060,800

Northampton Cnty., Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/40	A3	1,250,000	1,254,938

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Amtrak), Ser. A, 5s, 11/1/32	A1	1,000,000	1,024,830

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Gwynedd Mercy College), Ser. KK1, 5 3/8s, 5/1/42	BBB	500,000	498,155
(St. Joseph's U.), Ser. A, 5s, 11/1/40	A-	3,000,000	3,044,340
(Philadelphia U.), 5s, 6/1/30	Baa2	2,250,000	2,249,842
(Philadelphia U.), 5s, 6/1/22	Baa2	860,000	895,699

PA State, Higher Edl. Facs. Auth. Rev. Bonds (Temple U.), Ser. 1, 5s, 4/1/26	Aa3	750,000	830,310

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	2,750,000	2,917,448

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Hosp.-Graduate Hlth. Sys.), Ser. A, 6 1/4s, 7/1/14 (In default)(NON)	D/P	1,402,141	14

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA-	1,225,000	1,256,360

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A
6 1/2s, 1/1/38	Baa3	550,000	588,154
5s, 1/1/27	Baa3	650,000	665,457

			27,357,257
Puerto Rico (1.0%)

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds FRN, Ser. AA-2, 5.3s, 7/1/35	BBB+	875,000	582,330

Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put Bonds (7/1/17) (Govt. Fac.), Ser. M-2, 5 3/4s, 7/1/34	Baa3	1,750,000	1,459,745

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
5 3/8s, 8/1/39	A+	1,500,000	1,047,435
zero %, 8/1/30	A+	8,500,000	2,213,060

			5,302,570
Rhode Island (—%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 6 1/4s, 6/1/42	Ba1	200,000	199,976

			199,976
South Carolina (0.7%)

SC State Pub. Svc. Auth. Rev. Bonds (Santee Cooper), Ser. A, 5 3/4s, 12/1/43	AA-	3,000,000	3,314,940

			3,314,940
Tennessee (0.7%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	3,450,000	3,733,073

			3,733,073
Texas (15.5%)

Alliance, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 4.85s, 4/1/21	Baa1	3,250,000	3,369,633

Brazos River Harbor Naval Dist. Env. FRB (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	400,000	425,376

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	2,850,000	2,998,827

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 1/1/33	Baa2	425,000	425,888

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	4,000,000	4,196,040

Dallas, Area Rapid Transit Rev. Bonds Sr. Lien, 5s, 12/1/33(T)	AA+	26,000,000	27,776,934

Grand Parkway Trans. Corp. Rev. Bonds (Sub. Tier Toll Syst.), Ser. B, 5s, 4/1/53	AA+	1,400,000	1,411,648

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of Greater Houston), Ser. A, 5s, 6/1/33	Baa3	800,000	783,448

Houston, Util. Syst. Rev. Bonds, Ser. A, 5s, 11/15/33	AA	1,500,000	1,617,735

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa3	1,750,000	1,767,658

Lower CO River Auth. Rev. Bonds
5 3/4s, 5/15/37	A1	215,000	220,682
U.S. Govt. Coll., 5 3/4s, 5/15/37 (Prerefunded 5/15/15)	A1	2,135,000	2,285,560
U.S. Govt. Coll., 5 3/4s, 5/15/37 (Prerefunded 5/15/15)	AAA/P	50,000	53,493

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa1	1,500,000	1,418,190

North TX, Thruway Auth. Rev. Bonds
Ser. B, zero %, 9/1/43	AA+	2,000,000	322,580
Ser. D, AGO, zero %, 1/1/28	AA-	7,800,000	4,189,536

North TX, Tollway Auth. Mandatory Put Bonds (1/1/19) (1st Tier), Ser. C, 1.95s, 1/1/38	A2	3,000,000	2,912,040

North TX, Tollway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	1,300,000	1,459,510
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,000,000	2,101,680

North TX, Tollway Auth. stepped-coupon Rev. Bonds (1st Tier), Ser. I, stepped-coupon zero %, (6 1/2s, 1/1/15) 1/1/43(STP)	A2	4,000,000	4,403,160

Red River, Hlth. Retirement Facs. Dev. Corp. Rev. Bonds (Sears Methodist Retirement Syst. Oblig. Group)
Ser. B, 6.15s, 11/15/49	B/P	282,000	240,329
Ser. A, 5.45s, 11/15/38	B/P	814,000	648,766

Sam Rayburn, Muni. Pwr. Agcy. Rev. Bonds, 5s, 10/1/21	BBB+	500,000	575,305

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (TX Hlth. Resources), Ser. C, 0.06s, 11/15/33	VMIG1	3,400,000	3,400,000

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	1,100,000	1,092,520

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5s, 12/15/15	A-	3,000,000	3,187,950

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/28	A3	1,500,000	1,532,220

TX State Trans. Comm. Tpk. Syst. Mandatory Put Bonds (2/15/15) (1st Tier), Ser. B, 1 1/4s, 8/15/42	A-	1,000,000	1,005,520

TX State Trans. Comm. Tpk. Syst. Rev. Bonds (1st Tier), Ser. A, 5s, 8/15/41	A-	2,500,000	2,503,400

			78,325,628
Utah (0.3%)

Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s, 5/15/20 (Escrowed to maturity)	AAA/P	1,600,000	1,604,912

			1,604,912
Virginia (0.6%)

Route 460 Funding Corp. Toll Rd. Rev. Bonds (Sr. Lien), Ser. A, 5 1/8s, 7/1/49	Baa3	500,000	494,735

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	2,100,000	2,406,243

			2,900,978
Washington (1.8%)

Tobacco Settlement Auth. of WA Rev. Bonds, 5 1/4s, 6/1/32	A-	2,125,000	2,200,544

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5s, 6/1/28(T)	AA+	5,000,000	5,561,840

WA State Hlth. Care Fac. Auth. Rev. Bonds (Kadlec Med. Ctr.), 5 1/2s, 12/1/39	Baa3	1,600,000	1,561,088

			9,323,472
West Virginia (0.9%)

Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds (Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	Baa3	3,450,000	3,431,612

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B+/P	935,000	928,960

			4,360,572
Wisconsin (1.0%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB-	350,000	336,973

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	2,500,000	2,870,100

WI State Hlth. & Edl. Facs. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	1,500,000	1,657,590
(Three Pillars Sr. Living), 5s, 8/15/33	A-/F	430,000	420,037

			5,284,700
Wyoming (0.8%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	2,000,000	2,179,880

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds
Ser. A, 5 1/2s, 1/1/33	A2	950,000	1,015,541
(Pwr. Supply), Ser. A, 5 1/2s, 1/1/28	A2	1,000,000	1,075,790

			4,271,211
TOTAL INVESTMENTS

Total investments (cost $692,078,621)(b)			$721,330,787

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2013 through January 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $507,021,352.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes.
(b)	The aggregate identified cost on a tax basis is $691,831,132, resulting in gross unrealized appreciation and depreciation of $39,955,681 and $10,456,026, respectively, or net unrealized appreciation of $29,499,655.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $47,378,091 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	24.9%
	Transportation	24.4
	Health care	23.2
	Local debt	12.8
	State debt	12.5
	Education	12.3
	Tax bonds	11.6
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $89,094,530 were held by the TOB trust and served as collateral for $41,716,439 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $25,924 for these investments based on an average interest rate of 0.08%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$721,330,787	$—

Totals by level	$—	$721,330,787	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2014